Related Party Transactions (Details 6) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Total	$ 12,240,479	$ 11,488,801	$ 1,728,642
Entity C [Member]
Related Party Transaction [Line Items]
Total	2,536,720	5,279,255	1,728,642
Entity A and its subsidiary [Member]
Related Party Transaction [Line Items]
Total	7,521,286	5,918,396
Entity D's subsidiary [Member]
Related Party Transaction [Line Items]
Total	$ 2,182,473	$ 291,150